REPORTING ENTITY	12 Months Ended
Dec. 31, 2022
REPORTING ENTITY
REPORTING ENTITY

NOTE 1. REPORTING ENTITY

Bancolombia S.A., hereinafter the Parent Company, the Group, is a credit establishment, listed on the Colombia Stock Exchange (BVC) as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, and was originally constituted under the name Banco Industrial Colombiano (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”).  On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

The Parent Company’s bylaws are found in the public deed number 1441, dated May 6, 2022, at the 20th Notary´s Office of Medellín.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the banking business. The Parent Company may, by itself or through its subsidiaries, own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The duration of the Parent Company contemplated in the bylaws is until December 8, 2044, but it can be dissolved or renewed before the conclusion of that period. The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993.

The Parent Company and its subsidiaries include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, International Banking and Others. The activities carried out by each operating segment of the Bank are described in Note 3. Operating segments.

The Parent Company, through its subsidiaries, has banking operations and an international presence in Puerto Rico, Panama, Guatemala, and El Salvador. On May 25, 2022 and April 15, 2022, respectively, the regulatory authorizations and licenses were obtained for the operation of a broker-dealer and a registered investment adviser in the United States - namely, the subsidiaries Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC, and Bancolombia Capital Advisers LLC, respectively. These subsidiaries were incorporated in September 2021, with a capital of USD 1,500.

On June 4, 2021, the Parent Company signed an agreement for the assignment of the fiduciary rights of the PA FAI Calle 77 trust, subject to condition. Upon fulfillment of the condition on March 1, 2022, the Parent Company was established as trustor of PA FAI Calle 77, a property that will be used for rental housing. The consideration paid by the Parent Company was COP 56,968. The main purpose of the trust is to carry out the development, administration, management and operation of the project, on the aforementioned property in the city of Bogotá. For more information see Note 9.3. Business combination

The operations in the Cayman Islands and Barbados through Bancolombia Cayman and Mercom Bank Ltd., respectively, are in the process of being gradually wound down. The winding down of the operations will continue as the compromises related to assets and liabilities are completed. Their assets, liabilities and contracts will be transferred to other companies which are also part of Bancolombia.

On December 14, 2021, the Parent Company´s Board of Directors authorized the legal separation of the Nequi business, the digital platform of Bancolombia which offers financial services. The SFC, through Resolution 0843 of July 6, 2022, modified by Resolution 0955 of July 27, 2022, authorized the constitution of Nequi S.A. Financing Company. The legal separation resulted in the creation and commercial registration of a new corporation supervised by the SFC through which Nequi will operate completely as a digital bank (compañía de financiamiento). Nequi must obtain an authorization certificate or opertaing permit, accredited by the SFC, in order to operate.

Upon request by the SFC Nequi must demonstrate compliance with the relevant requirements by no later than July 2023. The capitalization of Nequi was carried out for COP 150,000 allocated among Banca de Inversión Bancolombia S.A. with a participation of 94.99%, Inversiones CFNS S.A.S. with 5.01% and the remainder in other companies of Bancolombia.

On April 4, 2022, the Parent Company became trustee of 100% of the trust rights of the Nomad Salitre. The main purpose of this trust is to develop a Multifamily Project (rental housing).

Wenia LTD, a corporate vehicle whose purpose is to provide technology services, was incorporated in Bermuda on July 22, 2022, through the subsidiary, Sistemas de inversiones y negocios S.A. SINESA by private document of October 18, 2022, Wenia LTD as the sole shareholder, registered on November 22, 2022 in the Medellín Chamber of Commerce, a company called Wenia S.A.S., whose purpose is, among others, the creation and implementation of operating systems and software applications.

In March 2022, Valores Simesa S.A. was established as trustor of 66% of the trust rights in the Lote B6 Ciudad del Rio Trust. The main purpose of this trust is to develop a real estate project.

On July 8, 2022, Bancolombia S.A. was established as trustor of the P.A. Mercury. The purpose of this trust was to acquire the premises of the Los Molinos Shopping Center located in Medellín. At the close of December 31, 2022, Bancolombia S.A. had a participation of 99.99% in the trust.

Additionally, during the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia which facilitates speed in decision-making in matters of government and strategy. As of September 30, 2022, the participation in this private equity fund increased to 80.47%.

The effect on shareholders' equity is as follows:

Consideration paid to non-controlling interests	816,081	*
Carrying amount of non-controlling interests acquired	961,588	*
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	145,507

*Amounts in millions of COP

As of December 31, 2022, the Bank has 33,140 employees, and operates through 978 offices, 32,517 banking correspondents and 6,115 ATMs.